January 29, 2014

Michelle Roberts

Senior Counsel

Office of Insured Investments

Division of Investment Management

United States Securities & Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: The Guardian Separate Account R

Initial Registration Statement on Form N-4

The Guardian Investor ProFreedom Variable Annuity (C Share)

Dear Ms. Roberts:

On behalf of The Guardian Separate Account R (the “Separate Account”) and The Guardian Insurance & Annuity Company, Inc. (“GIAC”), transmitted herewith for filing is the Initial Registration Statement on Form N-4 under the Securities Act of 1933 and the Investment Company Act of 1940 for certain variable annuity contracts (the “Registration Statement”).

The following will be forwarded to you via email separately: (i) a courtesy copy of the prospectus contained in the Registration Statement; and (ii) a copy of said prospectus marked to show changes against the prospectus contained in the most recent Pre-Effective Amendment to the Other Registration Statement (see below).

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In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request that the Registration Statement be given selective review. It is based upon The Guardian Investor ProFreedom Variable Annuity (B Shares) prospectus contained in Pre-Effective Amendment #3 to the Registration Statement on Form N-4 (the “Other Registration Statement” - File no 333-187762 ) filed by the Separate Account and GIAC on December 9, 2013.

The prospectus and SAI contained in the Other Registration Statement and in the Registration Statement use the same format. The major differences between the two prospectuses are the contract expenses, expense examples, surrender charges, and compensation for distribution of the contract.

Registrant respectfully requests that the Registration Statement filing be granted selective review based on the above.

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Please note that the Registration Statement does not include some of the required exhibits and certain updates and financial information. These items will be filed by subsequent amendment.

Please contact the undersigned at (212) 598-8714 or Sheri Kocen at (212) 598-7469 with any comments or questions concerning this filing.

Thank you for your attention to this matter.

Very truly yours,

/s/ Patrick D. Ivkovich
Patrick D. Ivkovich

Counsel

The Guardian Life Insurance Company of America

7 Hanover Square

New York City, NY 10004

Phone: 212-598-8714

Facsimile: 212-919-2691

E-mail: sheri_kocen@glic.com